Note Payable - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Note Payable - Related Party
Note 6 - Note Payable - Related Party

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and is obligated to repay the principal and interest amounts on January 1, 2020. In March 2020, the parties extended the maturity date of the note to January 1, 2022. The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. The balance of the promissory note as of September 30, 2020 and December 31, 2019 was $1,285,000, and interest payable related to the promissory note as of September 30, 2020 and December 31, 2019 was $155,000 and $107,000, respectively. For the three months ended September 30, 2020, and 2019 the Company incurred interest expense from the promissory note of $16,000 and $16,000, respectively. For the nine months ended September 30, 2020, and 2019 the Company incurred interest expense from the promissory note of $48,000 and $48,000, respectively.

On May 1, 2018, the Company entered into a promissory note with a trust controlled by the Company’s Chairperson, President and majority stockholder. Under the terms of the promissory note, the Company borrowed $1,285,000 at 5% annual, simple interest and is obligated to repay the principal and interest amounts on January 1, 2020. In March 2020, the parties extended the maturity date of the note to January 1, 2022. The promissory note contains standard acceleration provisions upon an event of default and the borrowing is not collateralized. The Company borrowed the funds to pay the settlement amount due under the settlement agreement in a lawsuit described in Note 9 of the consolidated financial statements. The balance of the promissory note as of December 31, 2019 and 2018 was $1,285,000, and interest payable related to the promissory note as of December 31, 2019 and 2018 was $107,000 and $43,000, respectively. For the years ended December 31, 2019 and 2018, the Company incurred interest expense from the promissory note during the years ended December 31, 2019 and 2018 of $64,000 and $43,000, respectively.